RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - Adoption of IFRS 16 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment, net	$ 6,539,581	$ 6,098,102	$ 5,817,609	$ 5,349,753
Lease liabilities, current	40,546	42,878	8,030
Lease liabilities, non-current	298,219	311,443	65,798
Initial recognition of right-of-use assets	$ 306,458	49,370	$ 49,370
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities, current		34,848
Lease liabilities, non-current		245,645
Initial recognition of right-of-use assets		$ 280,493